Income Taxes (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Combined normal effective statutory rate (percentage)	40.60%	40.60%	40.60%
Percentage of annual taxable income up to which net operating loss carryforward can be utilized	80.00%
Increase in the net operating loss carryforward period in years	2
Net operating loss carryforward period in years	9
Reduction in the effective statutory rate of corporate income tax	5.00%
Effective statutory rate of corporate income tax for years starting April 1, 2015	35.60%
Effective statutory rate of corporate income tax for the three year period between April 1, 2012 and March 31, 2015	38.00%
Duration for which effective statutory tax rate of 38% is applied, in years	3
Change in income tax expense resulting from change in tax laws	¥ 77,997,000,000
Undistributed earning of foreign subsidiaries	26,637,000,000	26,378,000,000
Operating loss carryforwards	519,777,000,000
Tax credit carryforwards	1,324,000,000
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	9,170,000,000	24,639,000,000	27,192,000,000
Significant change in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit	¥ 16,600,000,000